Schedule of deductible temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total deferred tax asset	$ 408,489	$ 373,610
Canada [member]
IfrsStatementLineItems [Line Items]
Total deferred tax asset	144,226	142,926
Germany [member]
IfrsStatementLineItems [Line Items]
Total deferred tax asset	258,243	225,050
United states [member]
IfrsStatementLineItems [Line Items]
Total deferred tax asset	$ 6,020	$ 5,634